Cover	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity File Number	001-38650
Entity Registrant Name	Y-MABS THERAPEUTICS, INC.
Entity Central Index Key	0001722964
Entity Tax Identification Number	47-4619612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	Suite 3350
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	646
Local Phone Number	885-8505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	YMAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true